employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements
Asset-backed securities	$ 30	$ 31
Cash, cash equivalents and other	338	486
Real estate	1,316	1,047
Fair value	9,043	9,195
Effect of asset ceiling limit	(263)	(110)
Fair value after asset ceiling	8,780	9,085
Fair value of administered pension benefit trusts	2	3
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	8	38
Fair value	2,779	3,409
Other
Fair value measurements
Asset-backed securities	30	31
Cash, cash equivalents and other	330	448
Real estate	1,316	1,047
Fair value	6,264	5,786
Canadian
Fair value measurements
Equity securities	1,048	1,385
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	821	1,129
Canadian | Other
Fair value measurements
Equity securities	227	256
Foreign
Fair value measurements
Equity securities	1,943	1,867
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	581	853
Foreign | Other
Fair value measurements
Equity securities	1,362	1,014
Government securities
Fair value measurements
Debt securities	1,494	1,512
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	1,369	1,389
Government securities | Other
Fair value measurements
Debt securities	125	123
Corporate debt securities
Fair value measurements
Debt securities	1,243	1,208
Corporate debt securities | Other
Fair value measurements
Debt securities	1,243	1,208
Commercial mortgages
Fair value measurements
Debt securities	1,631	1,659
Commercial mortgages | Other
Fair value measurements
Debt securities	$ 1,631	$ 1,659